Appendix II: Board and Senior Management Compensation - Compensation Allocation of Board and Senior Management (Details)	12 Months Ended
Dec. 31, 2017 EUR (€)
Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Short-term variable compensation	€ 3,426,964
Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Short-term variable compensation	990,000
Directors | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	1,923,100
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	3,430,430
Compensation for belonging to Committees of the Board	0
Other items	5,802
Total	5,359,332
Directors | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	80,000
Other items	0
Total	280,000
Directors | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	200,000
Attendance fees	7,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	91,200
Other items	0
Total	298,200
Directors | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	697,490
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	7,341
Total	704,831
Directors | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	27,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	33,600
Other items	0
Total	180,600
Directors | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	140,200
Directors | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	18,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	109,867
Other items	0
Total	247,867
Directors | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	17,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	113,600
Other items	0
Total	250,600
Directors | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	10,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	141,200
Directors | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	5,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	7,467
Other items	0
Total	132,467
Directors | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	78,667
Attendance fees	8,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	12,009
Other items	0
Total	98,676
Directors | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	9,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	11,200
Other items	0
Total	140,200
Directors | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	28,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	38,267
Other items	0
Total	186,267
Directors | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	34,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	124,800
Other items	0
Total	278,800
Directors | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	78,667
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	78,667
Directors | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	120,000
Directors | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	213,556
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	169
Total	213,725
Directors | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	41,333
Attendance fees	4,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	46,845
Other items	0
Total	92,178
Directors | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	41,333
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	3,858
Other items	0
Total	45,191
Directors | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	116,667
Attendance fees	11,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	19,600
Other items	0
Total	147,267
Directors | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	120,000
Attendance fees	30,000
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	56,000
Other items	0
Total	206,000
Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	18,200
Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	60,600
Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	20,200
Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	47,867
Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	50,600
Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	21,200
Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	12,467
Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	20,009
Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	20,200
Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	66,267
Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	78,800
Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	23,290
Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	3,858
Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	30,600
Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	86,000
Other Companies | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Accrued fixed compensation	2,000
Other Companies | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	80,000
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	80,000
Accrued fixed compensation	80,000
Other Companies | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	12,403
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	12,403
Other Companies | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	98,418
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	98,418
Other Companies | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Accrued fixed compensation	20,000
Other Companies | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	285,464
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	285,464
Other Companies | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	9,125
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	9,125
Other Companies | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Other Companies | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Salary	0
Fixed Compensation	0
Attendance fees	0
Short-term variable compensation	0
Compensation for belonging to Committees of the Board	0
Other items	0
Total	0
Audit and Control | Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	34,400
Audit and Control | Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	13,342
Audit and Control | Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	22,200
Audit and Control | Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	23,200
Audit and Control | Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	4,858
Audit and Control | Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Audit and Control | Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	23,200
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	13,467
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	19,200
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	21,200
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	12,467
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	33,400
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	5,858
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	3,858
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Nominating, Compensation and Corporate Governance | Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	17,200
Service Quality and Customer Service | Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	6,667
Service Quality and Customer Service | Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	17,200
Service Quality and Customer Service | Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	3,858
Service Quality and Customer Service | Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Service Quality and Customer Service | Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	9,533
Service Quality and Customer Service | Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	28,400
Strategy and Innovation | Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	18,200
Strategy and Innovation | Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	22,200
Strategy and Innovation | Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	20,200
Strategy and Innovation | Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	31,400
Strategy and Innovation | Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	20,200
Strategy and Innovation | Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	3,858
Strategy and Innovation | Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Strategy and Innovation | Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	15,200
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. José María Álvarez-Pallete López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Isidro Fainé Casas
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. José María Abril Pérez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Ángel Vilá Boix
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Ms. Eva Castillo Sanz
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	21,200
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Juan Ignacio Cirac Sasturain
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. José Javier Echenique Landiríbar
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Peter Erskine
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Ms. Sabina Fluxà Thienemann
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Luiz Fernando Furlán
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Ms. Carmen García de Andrés
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Peter Löscher
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Ignacio Moreno Martínez
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	26,867
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Francisco Javier de Paz Mancho
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	22,200
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Francisco José Riberas Mera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Wang Xiaochu
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. César Alierta Izuel
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Gonzalo Hinojosa Fernández de Angulo
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	4,858
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Pablo Isla Álvarez de Tejera
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	0
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Julio Linares López
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	21,067
Regulation and Institutional Affairs | Advisory or Control Committees | Mr. Antonio Massanell Lavilla
Disclosure of transactions between related parties [line items]
Compensation for belonging to Committees of the Board	€ 19,200